Condensed Statements Of Consolidated Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Millions	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2017	Oct. 02, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Successor
Effects related to pension and other retirement benefit obligations, tax effects	$ 0	$ 3		$ 0
Other comprehensive income, cash flow hedges derivative value net loss related to hedged transactions recognized during the period, tax effects		$ 0
Predecessor
Effects related to pension and other retirement benefit obligations, tax effects			$ 0		$ 0	$ 0	$ 0	$ 0
Other comprehensive income, cash flow hedges derivative value net loss related to hedged transactions recognized during the period, tax effects					$ 0		$ 0	$ 0